                        Securities Act File No. 33-79858
                Investment Company Act of 1940 File No. 811-8544

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /X/

     Post-Effective Amendment No. 38                                     /X/

                                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /X/

     Amendment No. 39                                                    /X/

                                 UAM FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)

                           c/o UAM Fund Services, Inc.
                           211 Congress St., 4th Floor
                           Boston, Massachusetts 02110
                  Registrant's Telephone Number (617) 542-5440
                    (Address of Principal Executive Offices)
                    ----------------------------------------

                             Michael E. DeFao, Esq.
                                    Secretary
                             UAM Fund Services, Inc.
                               211 Congress Street
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                    COPY TO:
                             Audrey C. Talley, Esq.
                           Drinker Biddle & Reath LLP
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                           Philadelphia, PA 19107-3469

It is proposed that this filing become effective (check appropriate box):

     [ ] Immediately upon filing pursuant to Paragraph (b)
     [X] on January 24, 2000 pursuant to Paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a) (1)
     [ ] on (date) pursuant to paragraph (a) (1)
     [ ] 75 days after filing pursuant to Paragraph (a) (2)
     [ ] on (date) pursuant to Paragraph (a) (2) of Rule 485

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A
                                 UAM FUNDS TRUST

The Institutional Class and Institutional Service Class prospectuses for Dwight Interest Income Portfolio are incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement, filed on October 15, 1999.

The prospectus for PIC Twenty Portfolio is contained in Post-Effective Amendment No. 37. to this Registration Statement, filed on October 27, 1999.

The prospectuses for the following portfolios are contained in Post-Effective Amendment No. 35 to this Registration Statement, filed on August 9, 1999.

 .    BHM&S Total Return Bond Portfolio Institutional Class Shares
 .    BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .    Cambiar Opportunity Portfolio
 .    Chicago Asset Management Intermediate Bond Portfolio
 .    Chicago Asset Management Value/Contrarian Portfolio
 .    Clipper Focus Portfolio
 .    Hanson Equity Portfolio
 .    Jacobs International Octagon Portfolio
 .    MJI International Equity Portfolio Institutional Class Shares
 .    MJI International Equity Portfolio Institutional Service Class Shares
 .    Pell Rudman Mid-Cap Growth Portfolio
 .    TJ Core Equity Portfolio

The Institutional Class and Institutional Service Class prospectuses for FPA Crescent Portfolio are contained in this Post-Effective Amendment No. 34 to this Registration Statement, filed on July 28, 1999.

The Advisor Class and Institutional Class prospectuses for Heitman Real Estate Portfolio are contained in Post-Effective Amendment No. 30 to this Registration Statement, filed on April 22, 1999.

The Institutional Class and Institutional Service Class prospectuses for Dwight Capital Preservation Portfolio are contained in Post-Effective Amendment No. 29 to this Registration Statement, filed on April 12, 1999.

                                     PART B
                                 UAM FUNDS TRUST

The statement of additional information for Dwight Interest Imcome Portfolio is incorporated herein by reference to Post-Effective Amendment No. 36 to this Registration Statement, filed on October 15, 1999.

The statement of additional information for PIC Twenty Portfolio is contained in Post-Effective Amendment No. 37 to this Registration Statement, filed on
October 27, 1999.

The statements of additional information for the following portfolios are contained in Post-Effective Amendment No. 35 to this Registration Statement, filed on August 9, 1999:

 .    BHM&S Total Return Bond Portfolio
 .    Cambiar Opportunity Portfolio
 .    Chicago Asset Management Intermediate Bond Portfolio
 .    Chicago Asset Management Value/Contrarian Portfolio
 .    Clipper Focus Portfolio
 .    Hanson Equity Portfolio
 .    Jacobs International Octagon Portfolio
 .    MJI International Equity Portfolio
 .    Pell Rudman Mid-Cap Growth Portfolio
 .    TJ Core Equity Portfolio

The statement of additional information for FPA Crescent Portfolio is contained in this Post-Effective Amendment No. 34 to this Registration Statement, filed on July 28, 1999.

The statement of additional information for Heitman Real Estate Portfolio is contained in Post-Effective Amendment No. 30 to this Registration Statement, filed on April 22, 1999.

The statement of additional information for Dwight Capital Preservation Portfolio are contained in Post-Effective Amendment No. 29 to this Registration Statement, filed on April 12, 1999.

PART C
                                 UAM FUNDS TRUST
                                OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following references are used: PEA 34 = Post-Effective Amendment No. 34 filed on July 28, 1999, PEA 30 = Post-Effective Amendment No. 30 filed on April 23, 1999, PEA 29 = Post-Effective Amendment No. 29 filed on April 12, 1999, PEA 27 = Post-Effective Amendment No. 27 filed on February 5, 1999, PEA 24 = Post Effective Amendment No. 24 filed on July 10, 1998; PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998; PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997.


                                                                                                          Incorporated by
                                                                                                          Reference to
Exhibit                                                                                                   (Location):
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    A. 1.  Agreement and Declaration of Trust                                                             PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  Certificate of Trust                                                                           PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
       3.  Certificate of Amendment to Certificate of Trust                                               PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
     B.1.  By-Laws                                                                                        PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  Amendment to By-Laws dated December 10, 1998                                                   PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
    C. 1.  Form of Specimen Share Certificate                                                             PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  The rights of security holders are defined in the Registrant's Agreement and Declaration of    PEA 24
           Trust and By-Laws
---------- ---------------------------------------------------------------------------------------------- ------------------
     D.1.  Investment Advisory Agreement between Registrant and Barrow, Hanley, Mewhinney & Strauss       PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  Investment Advisory Agreement between Registrant and Cambiar Investors, Inc.                   PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
       3.  Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
           (Intermediate Bond Portfolio)
---------- ---------------------------------------------------------------------------------------------- ------------------
       4.  Investment Advisory Agreement between Registrant and Chicago Asset Management Company          PEA 27
           (Value/Contrarian Portfolio)
---------- ---------------------------------------------------------------------------------------------- ------------------
       5.  Investment Advisory Agreement between Registrant and Dwight Asset Management Company           PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
       6.  Investment Advisory Agreement between Registrant and Dwight Asset Management Company           To be filed by
                                                                                                          amendment
---------- ---------------------------------------------------------------------------------------------- ------------------
       7.  Investment Advisory Agreement between Registrant and First Pacific Advisors, Inc.              PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
       8.  Investment Advisory Agreement between Registrant and Hanson Investment Management Company      PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
       9. Investment Advisory Agreement between Registrant and Heitman/PRA Securities Advisors, Inc.      PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
      10.  Investment Advisory Agreement between Registrant and Jacobs Asset Management, L.P.             PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
      11.  Investment Advisory Agreement between Registrant and Murray Johnstone International Limited    PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
      12.  Investment Advisory Agreement between Registrant and Pacific Financial Research, Inc.          PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
      13.  Investment Advisory Agreement between Registrant and Pell Rudman Trust Company, N.A.           PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
      14.  Investment Advisory Agreement between Registrant and Provident Investment Counsel, Inc.        To be filed by
                                                                                                          amendment
---------- ---------------------------------------------------------------------------------------------- ------------------
      15.  Investment Advisory Agreement between Registrant and Tom Johnson Investment Management         PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
    E. 1.  Distribution Agreement between Registrant and UAM Fund Distributors                            PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  Distribution Agreement between Registrant and UAM Fund Distributors, Inc. dated as of March    PEA 29
           31, 1999 (Advisor Class Shares)
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  Distribution Agreement between Registrant and ACG Capital Corporation (Advisor Class           PEA 19
---------- ---------------------------------------------------------------------------------------------- ------------------


                                                                                                          Incorporated by
                                                                                                          Reference to
Exhibit                                                                                                   (Location):
---------- ---------------------------------------------------------------------------------------------- ------------------
           Shares)
---------- ---------------------------------------------------------------------------------------------- ------------------
       4.  Amendment to Distribution Agreement between Registrant and ACG                                 PEA 29
           Capital Corporation dated as of March 31, 1999
---------- ---------------------------------------------------------------------------------------------- ------------------
       5.  Selling Dealer Agreement                                                                       PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
    F.     Trustees' and Officers' Contracts and Programs                                                 Not applicable
---------- ---------------------------------------------------------------------------------------------- ------------------
    G. 1.  Global Custody Agreement                                                                       PEA 16
---------- ---------------------------------------------------------------------------------------------- ------------------
    H. 1.  Fund Administration Agreement                                                                  PEA 27
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  Fund Administration Agreement Fee Schedule                                                     PEA 30
---------- ---------------------------------------------------------------------------------------------- ------------------
       3.  Mutual Funds Service Agreement                                                                 PEA 16
---------- ---------------------------------------------------------------------------------------------- ------------------
   I.      Opinions and Consents of Counsel                                                               PEA 34, filed
                                                                                                          herewith
---------- ---------------------------------------------------------------------------------------------- ------------------
   J.      Consent of Independent Auditors                                                                Not applicable
---------- ---------------------------------------------------------------------------------------------- ------------------
   K.      Other Financial Statements                                                                     Not applicable
---------- ---------------------------------------------------------------------------------------------- ------------------
   L.      Purchase Agreement                                                                             PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
    M. 1.  Distribution Plan                                                                              PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
       2.  Shareholder Services Plan                                                                      PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
       3.  Service Agreement                                                                              PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
   N.      Financial Data Schedule                                                                        Not applicable
---------- ---------------------------------------------------------------------------------------------- ------------------
   O.      Amended and Restated Rule 18f-3 Multiple Class Plan                                            PEA 24
---------- ---------------------------------------------------------------------------------------------- ------------------
   P.      Powers of Attorney                                                                             PEA 24, PEA 27



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                                                                             File No.
------------------------------------------------------------------------------------------------------------------------------------
Barrow, Hanley, Mewhinney & Strauss, Inc.                                                                      801-31237
-------------------------------------------------------------------------------------------------------------- ------------------
Cambiar Investors, Inc.                                                                                        801-09538
-------------------------------------------------------------------------------------------------------------- ------------------
Chicago Asset Management Company                                                                               801-20197
-------------------------------------------------------------------------------------------------------------- ------------------
Dwight Asset Management Company                                                                                801-45304
-------------------------------------------------------------------------------------------------------------- ------------------
First Pacific Advisors, Inc.                                                                                   801-39512
-------------------------------------------------------------------------------------------------------------- ------------------
Hanson Investment Management Company                                                                           801-14817
-------------------------------------------------------------------------------------------------------------- ------------------
Heitman/PRA Securities Advisors, Inc.                                                                          801-48252
-------------------------------------------------------------------------------------------------------------- ------------------
Jacobs Asset Management, L.P.                                                                                  801-49790
-------------------------------------------------------------------------------------------------------------- ------------------
Murray Johnstone International Ltd.                                                                            801-34926
-------------------------------------------------------------------------------------------------------------- ------------------
Pacific Financial Research, Inc.                                                                               801-54352
-------------------------------------------------------------------------------------------------------------- ------------------
Provident Investment Counsel, Inc.                                                                             801-47993
-------------------------------------------------------------------------------------------------------------- ------------------
Tom Johnson Investment Management, Inc.                                                                        801-42549

                                                   Positions   and  Offices  with  Pell  Rudman  Positions   and  Offices   with
Name and Principal Business Address                Trust Company, N.A.                           Pell Rudman & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey S. Thomas                                  Director                                      Chief   Financial   Officer  of
100 Federal Street                                                                               Pell, Rudman & Co., Inc.
Boston, Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
Edward I. Rudman                                   Director                                      Chairman   and   President   of
100 Federal Street                                                                               Pell, Rudman & Co., Inc.
Boston, Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
James S. McDonald                                  Director                                      Executive   Vice  President  of
100 Federal Street                                                                               Pell, Rudman & Co., Inc.
Boston, Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
Susan W. Hunnewell                                 Director                                      Senior Vice  President of Pell,
100 Federal Street                                                                               Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., Provident Investment Counsel, and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) UAM Fund Distributors, Inc. ("UAMFDI") acts as distributor of the registrant's shares. ACG Capital Corporation ("ACG") also acts as distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

(b) The information required with respect to each director and officer of UAMFDI is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-41126).

(c) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

(d)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

Name and Address of Service Provider            Relationship with Registrant
--------------------------------------------------------------------------------
The Chase Manhattan Bank                        Custodian bank
4 Chase MetroTech Center
Brooklyn, New York, 11245
--------------------------------------------------------------------------------
Chase Global Funds Services Company             Sub-administrator
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
UAM Fund Services, Inc.                         Administrator
211 Congress Street, 4th Floor
Boston, Massachusetts 02110
--------------------------------------------------------------------------------
UAM Shareholder Services Center, Inc.           Sub-shareholder servicing agent
825 Duportail Road
Wayne, PA 19087
--------------------------------------------------------------------------------
DST Systems, Inc.                               Sub-transfer agent
210 West 10th Street
Kansas City, Missouri 64105

The registrant's investment advisers will also maintain physical possession of certain of the books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 28th day of December, 1999.

                                                UAM FUNDS TRUST


                                                /s/ Michael E. DeFao, Esq.
                                                --------------------------------
                                                Michael E. DeFao, Esq.
                                                Secretary

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on this 28th day of December, 1999.

             *
-----------------------------------
Norton H. Reamer, Chairman and
President

             *
-----------------------------------
John T. Bennett, Jr., Trustee

             *
-----------------------------------
Nancy J. Dunn, Trustee

             *
-----------------------------------
Philip D. English, Trustee

             *
-----------------------------------
William A. Humenuk, Trustee

             *
-----------------------------------
James P. Pappas, Trustee

             *
-----------------------------------
Peter M. Whitman, Jr., Trustee

/s/ Gary L. French
-----------------------------------
Gary L. French, Treasurer

/s/ Michael E. DeFao, Esq.
-----------------------------------
* Michael E. DeFao, Esq.
(Attorney-in-Fact)

                                 UAM FUNDS TRUST

                                  EXHIBIT INDEX

Exhibit    Description
--------------------------------------------------------------------------------
   1.      Opinions and Consents of Counsel